Supplement, dated December 15, 2003, to the Prospectus, dated April 21, 2003, of
                     Seligman Portfolios, Inc. (the "Fund")

                                  -------------

                         Seligman Common Stock Portfolio
                      Seligman Income and Growth Portfolio
                              (each, a "Portfolio")

The following supercedes and replaces page 7 (except for the first two full paragraphs thereof) and page 8 of the supplement dated September 5, 2003:

Effective January 1, 2004, the following information supersedes and replaces the information set forth on page P-10, under the caption "Portfolio Management" of Seligman Common Stock Portfolio and the first two paragraphs on page P-36, under the caption "Portfolio Management" of Seligman Income and Growth Portfolio.

Seligman Common Stock Portfolio

Portfolio Management

The Portfolio is managed by Seligman's Core Equity Group, headed by Richard R. Schmaltz. Mr. Schmaltz is Portfolio Manager of the Portfolio, as well as Co-Portfolio Manager of Seligman Income and Growth Portfolio. He is also Portfolio Manager of Seligman Common Stock Fund, Inc. and Tri-Continental Corporation, and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. In addition, Mr. Schmaltz is a Managing Director of Seligman. Prior to his early retirement in 2001, Mr. Schmaltz was a Managing Director of Seligman, as well as Seligman's Director of Investments, Chair of Seligman's Investment Policy Committee and a member of Seligman's Executive Committee.

Seligman Income and Growth Portfolio

Portfolio Management

The Portfolio is co-managed by Seligman's Core Equity Group, headed by Richard
R. Schmaltz and the investment grade team of Seligman's Fixed Income Team, headed by Christopher J. Mahony.

Mr. Schmaltz is Co-Portfolio Manager of the Portfolio, as well as Portfolio Manager of Seligman Common Stock Portfolio. He is also Portfolio Manager of Seligman Common Stock Fund, Inc. and Tri-Continental Corporation, and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. In addition, Mr. Schmaltz is a Managing Director and Chief Investment Officer of Seligman. Prior to his early retirement in 2001, Mr. Schmaltz was a Managing Director of Seligman, as well as Seligman's Director of Investments, Chair of Seligman's Investment Policy Committee and a member of Seligman's Executive Committee.